Share-Based Payments (Details) $ / shares in Units, $ in Thousands			6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023 shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares	Dec. 31, 2024 shares	Apr. 13, 2023 shares
Share-Based Payments [Line Items]
Granted share awards			915,000	1,276,000
Number of shares for each award grants an option (in Shares)		0.01
Weighted average exercise price (in Dollars per share) | $ / shares			$ 14.93	$ 6.53
Proceeds from exercised shares | $			$ 1,665	$ 604
Weighted average remaining contractual life			7 years 6 months 29 days	7 years 8 months 19 days
Research and development expenses | $			$ 20,574	$ 15,896
Expected dividend | $			$ 0
Class A Ordinary Shares [Member]
Share-Based Payments [Line Items]
Number of shares issued (in Shares)			7,094,457		6,130,708
Granted share awards			6,076,388	26,541,080
2023 Plan [Member]
Share-Based Payments [Line Items]
Granted share awards	1,276,418	915,362
Number of shares for each award grants an option (in Shares)			1
Weighted average exercise price (in Dollars per share) | $ / shares			$ 21.67
2023 Plan [Member] | Class A Ordinary Shares [Member]
Share-Based Payments [Line Items]
Number of shares issued (in Shares)						21,877,912
2023 Plan [Member] | Bottom of Range [Member]
Share-Based Payments [Line Items]
Weighted average exercise price (in Dollars per share) | $ / shares				$ 3.5
Vesting period			2 years
2023 Plan [Member] | Top of Range [Member]
Share-Based Payments [Line Items]
Weighted average exercise price (in Dollars per share) | $ / shares				$ 9.86
Vesting period			5 years
2023 Performance Plan [Member]
Share-Based Payments [Line Items]
Proceeds from exercised shares | $			$ 1,700	$ 600
2023 Performance Plan [Member] | Class A Ordinary Shares [Member]
Share-Based Payments [Line Items]
Number of shares issued (in Shares)		11,128,861